Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenue from contracts with customers	$ 61	$ 16	$ 4,055
Cost of sales	(50)	27	(4,294)
Cost of sales - non-recurring events			(3,850)
Gross profit/(loss)	11	43	(4,089)
General and administrative expenses	(8,233)	(7,521)	(6,425)
Other gains	16	89	31
Other income			82
Depreciation of property, plant and equipment	(157)	(746)	(508)
Amortization of intangible assets	(360)	(384)	(831)
Operating loss	(8,723)	(8,519)	(11,740)
Restructuring and other non-recurring costs	(412)	(1,392)	(1,662)
Impairment losses	(2,531)	(29,686)	(421)
Finance income	3,568	1,396	1,156
Finance expense	(7,033)	(6,015)	(6,839)
Loss before income tax	(15,131)	(44,216)	(19,506)
Income tax	691	(1,603)	(559)
Loss from continuing operations	(14,440)	(45,819)	(20,065)
(Loss)/profit from discontinued operations	1,648	(881)	(4,290)
Loss for the period	(12,792)	(46,700)	(24,355)
Losses attributable to:
Equity owners of VivoPower International PLC	(12,792)	(46,700)	(24,355)
Other comprehensive loss
Currency translation differences recognized directly in other comprehensive loss	(2,034)	(1,194)	1,236
Total comprehensive loss for the period attributable to owners of the company	$ (14,826)	$ (47,894)	$ (23,119)
Losses per share attributable to owners of the company, net of related tax effects (dollars)
Continuing Operations - Basic	$ (2.17)	$ (14.88)	$ (8.13)
Continuing Operations - Diluted	(2.17)	(14.88)	(8.13)
Discontinued Operations - Basic	0.25	(0.29)	(1.74)
Discontinued Operations - Diluted	$ 0.25	$ (0.29)	$ (1.74)